Taxes (Tables)	12 Months Ended
Jan. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The components of income from continuing operations before income taxes are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
U.S.	$18,610	$19,412	$19,352
Non-U.S.	6,189	5,244	6,310
Total income from continuing operations before income taxes	$24,799	$24,656	$25,662

Schedule of components of income tax expense (benefit)
A summary of the provision for income taxes is as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Current:
U.S. federal	$6,165	$6,377	$5,611
U.S. state and local	810	719	622
International	1,529	1,523	1,743
Total current tax provision	8,504	8,619	7,976
Deferred:
U.S. federal	(387)	(72)	38
U.S. state and local	(55)	37	(8)
International	(77)	(479)	(48)
Total deferred tax expense (benefit)	(519)	(514)	(18)
Total provision for income taxes	$7,985	$8,105	$7,958

Schedule of effective income tax rate reconciliation
A reconciliation of the significant differences between the U.S. statutory tax rate and the effective income tax rate on pretax income from continuing operations is as follows:

	Fiscal Years Ended January 31,
	2015	2014	2013
U.S. statutory tax rate	35.0%	35.0%	35.0%
U.S. state income taxes, net of federal income tax benefit	1.8%	2.0%	1.7%
Income taxed outside the U.S.	(2.7)%	(2.8)%	(2.6)%
Net impact of repatriated international earnings	(1.5)%	(1.4)%	(2.5)%
Other, net	(0.4)%	0.1%	(0.6)%
Effective income tax rate	32.2%	32.9%	31.0%

Schedule of deferred tax assets and liabilities
The significant components of the Company's deferred tax account balances are as follows:

	January 31,
(Amounts in millions)	2015	2014
Deferred tax assets:
Loss and tax credit carryforwards	$3,255	$3,566
Accrued liabilities	3,395	2,986
Share-based compensation	184	126
Other	1,119	1,573
Total deferred tax assets	7,953	8,251
Valuation allowances	(1,504)	(1,801)
Deferred tax assets, net of valuation allowance	6,449	6,450
Deferred tax liabilities:
Property and equipment	5,972	6,295
Inventories	1,825	1,641
Other	1,618	1,827
Total deferred tax liabilities	9,415	9,763
Net deferred tax liabilities	$2,966	$3,313

Schedule of deferred taxes classification in consolidated balance sheets
The deferred taxes are classified as follows in the Company's Consolidated Balance Sheets:

	January 31,
(Amounts in millions)	2015	2014
Balance Sheet classification:
Assets:
Prepaid expenses and other	$728	$822
Other assets and deferred charges	1,033	1,151
Asset subtotals	1,761	1,973
Liabilities:
Accrued liabilities	56	176
Deferred income taxes and other	4,671	5,110
Liability subtotals	4,727	5,286
Net deferred tax liabilities	$2,966	$3,313

Summary of income tax contingencies
A reconciliation of unrecognized tax benefits from continuing operations was as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Unrecognized tax benefits, beginning of year	$763	$818	$611
Increases related to prior year tax positions	7	41	88
Decreases related to prior year tax positions	(17)	(112)	(232)
Increases related to current year tax positions	174	133	431
Settlements during the period	(89)	(117)	(80)
Lapse in statutes of limitations	—	—	—
Unrecognized tax benefits, end of year	$838	$763	$818